Consolidated Balance Sheets (FY) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Real estate assets, net	$ 162,382,984			$ 63,905,651				$ 0
Investment in unconsolidated real estate entity	26,446,293			4,961,868				0
Real estate note investment, net	6,796,623			2,059,309				0
Cash and cash equivalents	7,775,107			47,549,804				3,406,175
Restricted cash	281,159			192,190				0
Other assets	1,099,839			707,524				317,279
Total assets	204,843,114			119,376,346				3,723,454
Liabilities
Credit facility, net	83,261,231			34,990,146				0
Preferred stock, net	18,525,195			809,478				0
Related party payables	319,756			287,561				128,617
Accounts payable, accrued expenses and other liabilities	3,923,465			992,689				29,146
Total liabilities	106,029,647			37,079,874				157,763
Commitments and contingencies (Note 12)
Stockholders' equity
Common stock, $0.01 par value, 1,000,000,000 shares authorized; 8,851,759 and 366,654 shares issued and outstanding at December 31, 2019 and 2018, respectively	115,758			88,518				3,667
Additional paid-in capital	115,125,935			87,973,949				3,662,233
Accumulated distributions	(6,275,555)			(2,369,592)				0
Accumulated deficit	(10,152,671)			(3,396,403)				(100,209)
Total stockholders' equity	98,813,467	$ 96,419,359	$ 93,300,047	82,296,472	$ 66,828,654	$ 48,794,982	$ 18,478,050	3,565,691	$ 200,000
Total liabilities and stockholders' equity	$ 204,843,114			$ 119,376,346				$ 3,723,454